  As filed with the Securities and Exchange Commission on December 24, 1996
                                                      Registration Nos. 33-89028
                                                                        811-8964
--------------------------------------------------------------------------------
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549
--------------------------------------------------------------------------------

                                  FORM N-4

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                         Pre-Effective Amendment No. _____           [ ]

                       Post-Effective Amendment No.  3               [x]
                                                   -----
                                   and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                               Amendment No.   4                     [x]
                                             -----

                          IL ANNUITY AND INSURANCE CO.
                          ---------------------------
                               SEPARATE ACCOUNT 1
                               ------------------
                           (Exact Name of Registrant)

                       IL ANNUITY AND INSURANCE COMPANY
                       --------------------------------
                              (Name of Depositor)

            2960 North Meridian Street, Indianapolis, Indiana 46208
            -------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code:
                               (317) 927-6500


Name and Address of Agent for Service:                 Copy to:
Margaret M. McKinney, Esq.                             Stephen E. Roth, Esquire
Vice President, General Counsel and Secretary          Sutherland, Asbill & Brennan, L.L.P.
Indianapolis Life Insurance Company                    1275 Pennsylvania Avenue, N.W.
2960 North Meridian Street                             Washington, D.C. 20004-2404
Indianapolis, Indiana 46208

                Approximate date of proposed public offering:
  As soon as practicable after effectiveness of the Registration Statement.

                      DECLARATION PURSUANT TO RULE 24f-2
An indefinite amount of securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 in connection with the separate account. The Rule 24f-2 Notice for the fiscal year ending December 31, 1995 was filed with the Commission on February 23, 1996.
                             -------------------

         It is proposed that this filing will become effective:
             [x]  immediately upon filing pursuant to paragraph (b) of Rule 485
             [ ] on _____________ pursuant to paragraph (b) of Rule 485
             [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
             [ ] on _____________ pursuant to paragraph (a) of the Rule 485

This post-effective amendment is being filed solely to satisfy the requirements of new Section 26(e)(2)(A) under the Investment Company Act of 1940.

Registrant's previously-filed registration statement, Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File Nos. 33-89028; 811-8964) dated October 23, 1996, is incorporated by reference herein in its entirety.

In addition, the following undertaking is added to Item 32 in Part C:

(e) IL Annuity and Insurance Company ("IL Annuity") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by IL Annuity.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IL Annuity and Insurance Co. Separate Account 1, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, in the City of Indianapolis, and the State of Indiana, on this 23rd day of December, 1996.


                         IL ANNUITY AND INSURANCE CO.
                         SEPARATE ACCOUNT 1 (Registrant)


Attest: /s/ Margaret M. McKinney           By:   /s/ Gregory J. Carney
       --------------------------               ----------------------
Margaret M. McKinney                               Gregory J. Carney
                                                   President

                                           By:  IL ANNUITY AND INSURANCE
                                                COMPANY (Depositor)

Attest: /s/ Margaret M. McKinney           By:   /s/ Gregory J. Carney
        -------------------------               ----------------------
            Margaret M. McKinney                   Gregory J. Carney
                                                   President



         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                                  Title                             Date
         ---------                                  -----                             ----
---------------------------*      Chairman of the Board and                  December 23, 1996
Larry R. Prible                             Director


---------------------------*      President, Chief Executive                 December 23, 1996
Gregory J. Carney                    Officer and Director


---------------------------*      Treasurer                                  December 23, 1996
Gene E. Trueblood                 (Principal Financial Officer)


---------------------------*      Controller                                 December 23, 1996
Richard G. Darragh                (Chief Accounting Officer)

---------------------------*      Secretary and Director                     December 23, 1996
Margaret M. McKinney


---------------------------*               Director                          December 23, 1996
William L. Boyd


---------------------------*               Director                          December 23, 1996
John J. Fahrenbach


---------------------------*               Director                          December 23, 1996
Garrett P. Ryan


/s/ Margaret M. McKinney          On December 23, 1996, as Attorney-in-Fact
--------------------------        pursuant to powers of attorney previously
* By Margaret M. McKinney         filed and filed herewith, and in her own
                                  capacity as Secretary and Director.

                                EXHIBIT INDEX



         (10)    (a)      Consent of Sutherland, Asbill & Brennan, L.L.P.

                 (b)      Consent of Ernst & Young LLP.